Schedule of Revenue By Geographical Region (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue from External Customer [Line Items]
Total revenue	$ 2,479,175	$ 2,814,239	$ 4,272,246	$ 4,487,924
Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	1,251,397	1,025,603	1,883,343	1,608,338
Central Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	119,663	67,518	210,060	130,782
North America [Member]
Revenue from External Customer [Line Items]
Total revenue	1,074,319	1,559,764	2,032,125	2,392,466
Other [Member]
Revenue from External Customer [Line Items]
Total revenue	60,796	161,354	146,718	356,338
Advertising [Member]
Revenue from External Customer [Line Items]
Total revenue	2,335,283	2,495,469	4,030,423	4,033,514
Advertising [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	1,233,197	1,007,568	1,846,949	1,571,557
Advertising [Member] | Central Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	119,628	67,504	210,009	130,756
Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	923,940	1,302,204	1,829,720	2,066,503
Advertising [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	58,518	118,193	143,745	264,698
Programmatic Advertising [Member]
Revenue from External Customer [Line Items]
Total revenue	123,074	254,776	322,846	322,846
Programmatic Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	123,074	254,776	201,789	322,846
Content [Member]
Revenue from External Customer [Line Items]
Total revenue	20,818	63,994	40,034	131,564
Content [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	18,200	18,035	36,394	36,781
Content [Member] | Central Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	35	14	51	26
Content [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	305	2,784	616	3,117
Content [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 2,278	$ 43,161	$ 2,973	$ 91,640